Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory
3.	Inventory

Inventory consists of the following as of:

	March 31, 2017	December 31, 2016
Raw materials and work in process	$1,214,884	$1,025,368
Software licenses	105,000	70,000
Finished goods	489,136	673,014
Inventory included in current assets	1,809,020	1,768,382
Software licenses – non-current	906,900	976,900
	$2,715,920	$2,745,282

3.     Inventory

Inventory consists of the following as of December 31:

	2016	2015
Raw materials and work in process	$1,025,368	$853,034
Software licenses	70,000	179,400
Finished goods	673,014	775,461
Inventory included in current assets	1,768,382	1,807,895
Software licenses – non-current	976,900	937,100
	$2,745,282	$2,744,995